Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and Debt Expense [Abstract]
Interest expense	$ 13,773	$ 9,812
Interest capitalized	(3,548)	(2,086)
Swap effect	24,686	25,868
Amortization and write off of financing costs	540	1,335
Commitment fees	2,635	1,092
Bank charges and other	151	85
Total	$ 38,237	$ 36,106